12. STOCK HOLDERS' EQUITY (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Holders Equity Tables
Common stock issued and outstanding
			Weighted Average Life of
		Warrants	Outstanding Warrants in
	Exercise Price	Outstanding	Months	Date of Expiration
Series A Warrants	$10.00	973,000	28	7/31/2016
Series B Warrants	5.00	42,700	56	10/31/2018
Series C Warrants	5.50	1,000,000	34	1/21/2017
	$7.77	2,015,700	32

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

Warrants outstanding
	Common Stock	Warrants
Balance at June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400 – Series A warrants	13,373,000	973,000
Issued as part of share exchange agreement	9,724,200	-
Terminated as part of share exchange agreement	(8,000,000)	-
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent – Series B Warrants	-	10,600
Balance at December 31, 2013	15,137,200	983,600
Re-acquired shares of common stock	(1,750,000)	-
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	-	1,000,000
Warrants issued to placement agent – Series B Warrants	-	32,100
Issued in settlement of $255,000 convertible notes payable and accrued interest of $3,669	51,733	-
Balance at March 31, 2014	13,438,933	2,015,700

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3